Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 1,273,808	$ 1,372,016	$ 25,494
Trade receivables, net	82,408	27,874	74,793
Lease receivable	49,680	4,297
Inventories, net of inventory allowance of $151,191, $146,292 and $146,292, respectively	351,911	254,362	140,943
Prepaid expenses and deposits	177,380	124,144	9,570
TOTAL CURRENT ASSETS	1,935,187	1,782,693	250,800
Lease receivable	238,650	38,559
Fixed assets, net	247,740	268,981	139,823
Equipment on lease, net	251	496	1,457
Intangible assets, net	12,526	12,833	14,061
TOTAL ASSETS	2,434,354	2,103,562	406,141
CURRENT LIABILITIES
Trade and other payables	1,062,171	1,786,313	2,345,333
Deferred revenue	190,444	93,548	65,274
Operating lease liability	119,154	125,864	62,935
Loans payable	23,260	9,981	789,469
Derivative liability			2,856,569
Convertible notes payable	319,442	513,328	2,507,653
TOTAL CURRENT LIABILITIES	1,714,471	2,529,034	8,627,233
Operating lease liability	117,065	150,877	74,225
Loans payable	220,307	232,834
TOTAL LIABILITIES	2,051,843	2,912,745	8,701,458
Going concern (Note 2)
Commitments
Contingencies
Subsequent events
MEZZANINE EQUITY
Redeemable preferred stock, $0.001 par value, 6,010,000 shares authorized (2020 - 6,010,000) and (2019 - 11,000,000), 3,262 issued and outstanding (2020 -1,024), 48,706 to be issued (2020 - 49,706) and (2019 - 48,206 to be issued)	2,977,640	2,239,936	33,807
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 3,010,000 shares authorized (2020 - 3,010,000) and (2019 - 3,010,000), 200,587 issued and outstanding (2020 - 200,508) and 200,508 issued and outstanding (2019 - to be issued)	2,725,600	2,084,680	200
Common stock, $0.001 par value, 350,000,000 shares authorized, (2020 - 350,000,000) and (2019 - 150,000,000); 109,536,971 issued and outstanding (2020 - 95,765,736) and 95,765,736 issued and outstanding (2019 - 1,146,302)	109,541	94,018	1,146
Additional paid in capital, common stock	46,055,017	43,299,937	28,097,710
Discounts on common stock	(69,838)	(69,838)	(69,838)
Common stock to be issued		1,436,044	7,402,254
Obligation to issue warrants		163,998
Accumulated other comprehensive income	1,246,162	1,252,082	1,372,345
Accumulated deficit	(52,661,611)	(51,310,040)	(45,132,941)
TOTAL STOCKHOLDERS' DEFICIT	(2,595,129)	(3,049,119)	(8,329,124)
TOTAL LIABILITIES MEZZANINE EQUITY AND STOCKHOLDERS' DEFICIT	$ 2,434,354	$ 2,103,562	$ 406,141